Short-term Bank Loans	12 Months Ended
Dec. 31, 2018
Short-term Bank Loans
Short-term Bank Loans

14. Short-term Bank Loans

In April 2016, the Group entered into a loan facility agreement with Hang Seng Bank, according to which the term of the short-term bank loans of US$20.2 million  (RMB123.6 million) borrowed in April 2015 was extended for another twelve months from the date of its maturity and the Group obtained additional US$10.0 million (RMB64.8 million) short-term bank loan with maturity of twelve months. In July 2016, the Group obtained another US$14.8 million (RMB99.2 million) short-term bank loan with maturity of twelve months under this facility. The loans bore interest rate of London Inter-Bank Offered Rate (“LIBOR”) plus 1.0% per annum.

In November 2016, the Group entered into another loan facility with Hang Seng Bank and obtained US$6.9 million (RMB46.7 million) short-term bank loan with maturity of twelve months and with an interest rate of LIBOR plus 1.0%  per annum. Also in November 2016, the Group re-designated US$ denominated loans of US$51.9 million into RMB denominated loans of RMB354.6 million under the aforementioned facilities with Hang Seng Bank. The Group repaid all of the principal and interests of short-term bank loans from Hang Seng Bank in 2017.

In March 2018, the Group entered into a new loan facility agreement with Hang Seng Bank. According to this new facility, the Group was authorized bank loans with an aggregate principal amount of US$47.0 million or its equivalent in HKD or RMB and with maturity of twelve months, which would be required to be secured by RMB deposits in an onshore branch of Hang Seng Bank. The loans would be repayable on demand and bear interest rate of London Inter-Bank Offered Rate ("LIBOR") plus 1.2% per annum. Also in March 2018, the Group obtained US$23.0 million (RMB157.9 million) short-term secured bank loan with maturity of twelve months under this facility. In May 2018, the Group obtained US$16.0 million (RMB109.8 million) short-term secured bank loan with maturity of twelve months under this facility.

As of December 31, 2017 and 2018, the Group had total short-term bank loans of nil and US$39.0 million (RMB267.7 million) from Hang Seng Bank, respectively, and these short-term bank loans were secured by bank deposits of nil and RMB269.6 million (US$39.2  million) , respectively. The pledged deposits were classified as restricted cash on the consolidated balance sheets.

In April 2016, the Group entered into a loan facility agreement (the “First CMB Facility”) with China Merchants Bank with maturity of twelve months. In December 2016, the Group obtained unsecured short-term bank loans of RMB4.0 million with an interest rate of 4.35% per annum under the First CMB Facility.

In March 2017, the Group entered into a new loan facility agreement (the “Second CMB Facility”) with China Merchants Bank and obtained RMB208.0 million short-term bank loan with an interest rate of 6.3% per annum under the Second CMB Facility with maturity of twelve months. In June 2017, the Group obtained RMB102.0 million short-term bank loan with an interest rate of 5.7% per annum with maturity of twelve months under the Second CMB Facility. In October 2017, the Group obtained RMB50.0 million short-term bank loan with an interest rate of 5.5% per annum with maturity of twelve months under the Second CMB Facility. In November 2017, the Group repaid short-term bank loan from China Merchants Bank with a principal amount of RMB30.0 million. The Group repaid all of the principal and interests of short-term bank loans from China Merchants Bank in 2018.

As of December 31, 2017 and 2018, the Group had total short-term bank loans of RMB330.0 million and nil from China Merchants Bank, respectively, and these short-term bank loans were secured by bank deposits of RMB336.7 million and nil, respectively. The pledged deposits were classified as restricted cash on the consolidated balance sheets.